Annual Fund Operating Expenses	0 Months Ended
	Jul. 31, 2012
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.445%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.695%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.775%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.445%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.445%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.545%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.545%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.51%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.58%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class D
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class P
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Administrative Class
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.93%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class D
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	1.08%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.68%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class P
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.78%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.30%
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class D
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.08%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.83%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class P
Operating Expenses:
Management Fees	0.93%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.93%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class D
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class P
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class D
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class D
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class P
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class D
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.28%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Administrative Class
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class D
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class P
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.86%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.91%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.61%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.71%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Administrative Class
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.735%	[8]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.485%	[8]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Class P
Operating Expenses:
Management Fees	0.575%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.585%	[8]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class P
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Class P
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.57%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.42%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.44%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.54%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.445%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.695%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.775%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.445%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.445%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.545%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.545%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.72%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.87%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.47%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.57%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Administrative Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Class D
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Class P
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Administrative Class
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Class D
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Institutional Class
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Class P
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class D
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class P
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.71%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class D
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.71%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.46%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.56%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class P
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.16%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.31%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.91%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.01%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class D
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class P
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.775%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.525%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.61%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.54%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class R
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.03%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	1.08%	[15]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	1.83%	[15]
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.30%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.05%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.55%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class B
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.90%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.90%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.10%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class B
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class C
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.40%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Extended Duration Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class R
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.58%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class R
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	1.01%	[16]
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	1.76%	[16]
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	1.26%	[16]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Long Duration Total Return Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term Credit Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Operating Expenses:
Management Fees	0.575%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.835%	[17]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class B
Operating Expenses:
Management Fees	0.575%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.585%	[17]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class C
Operating Expenses:
Management Fees	0.575%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.585%	[17]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.55%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.05%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.57%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.47%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.57%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class B
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.775%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.525%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.87%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class B
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.62%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.37%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.12%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class R
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class A
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class C
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class R
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.03%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.71%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class B
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.46%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.01%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class R
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.96%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class B
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.58%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.31%	[20]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	2.06%	[20]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.56%	[20]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.85%
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.225%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.215%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.145%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class D
Operating Expenses:
Management Fees	0.375%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.365%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.295%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.225%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	0.965%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.895%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class P
Operating Expenses:
Management Fees	0.325%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.065%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.995%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Administrative Class
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	1.93%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.90%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class D
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	2.08%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.05%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	1.68%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class P
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	1.78%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.17%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class D
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.42%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.92%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.02%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.13%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.38%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.88%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.98%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.15%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.35%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.90%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.00%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.25%
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Class P
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.35%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.16%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class D
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.31%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.91%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.01%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Administrative Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class P
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	1.71%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class D
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.06%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.59%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	1.46%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class P
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	1.56%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.29%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.49%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.04%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.14%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.94%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.74%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.01%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class D
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.16%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.76%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.86%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Administrative Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Class D
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Institutional Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.39%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Class P
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.49%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Administrative Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Class D
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Institutional Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.39%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Class P
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.49%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.83%	[42]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.58%	[42]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.68%	[42]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.03%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.18%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	0.78%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	0.88%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.44%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.69%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.19%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.29%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2015 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.44%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2015 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.69%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2015 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.19%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2015 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.29%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.45%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.70%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.20%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.30%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2025 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.50%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2025 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.75%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2025 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.25%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2025 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.35%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.51%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.76%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.26%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Class P
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.36%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2035 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.56%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2035 Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.81%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.32%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2035 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.31%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2035 Fund) | Class P
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.41%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.60%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.85%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.35%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.45%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2045 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.63%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2045 Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.88%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2045 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.38%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2045 Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.48%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.62%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.87%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.37%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.47%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Administrative Class
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.94%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class D
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.69%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class P
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.94%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.59%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | Class P
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.69%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.74%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.91%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.06%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.66%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.76%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.70%
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.465%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.395%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class B
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	2.215%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.145%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class C
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	2.215%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.145%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class R
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.715%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.645%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	2.13%	[22],[59]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10%	[60]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	2.88%	[22],[59]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.85%	[60]
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class A
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.42%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class C
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.17%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.04%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.38%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	2.13%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.99%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class R
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.63%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.35%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class B
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.10%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.10%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class R
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.60%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.47%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.31%	[63]
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	2.06%	[63]
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.94%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.06%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.59%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class C
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.81%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class R
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.31%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.49%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	2.24%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.74%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.94%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class R
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.44%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.16%	[64]
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.91%	[64]
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.91%	[64]
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.29%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.29%
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.18%	[65]
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class B
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.93%	[65]
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.93%	[65]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.69%	[22],[66]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	2.44%	[22],[66]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.94%	[22],[66]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2015 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.69%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2015 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	2.44%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2015 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.94%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.70%	[22],[68]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	2.45%	[22],[68]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.95%	[22],[68]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2025 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.75%	[22],[69]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2025 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	2.50%	[22],[69]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2025 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	2.00%	[22],[69]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.76%	[22],[70]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	2.51%	[22],[70]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.06%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	2.01%	[22],[70]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2035 Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.81%	[22],[72]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.32%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2035 Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	2.56%	[22],[72]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2035 Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	2.06%	[22],[72]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.57%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.85%	[22],[73]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	2.60%	[22],[73]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	2.10%	[22],[73]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2045 Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.88%	[22],[75]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[14],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2045 Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	2.63%	[22],[75]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[14],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2045 Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	2.13%	[22],[75]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[14],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.87%	[22],[76]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	2.62%	[22],[76]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	2.12%	[22],[76]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class C
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.84%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.94%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class R
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.44%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.40%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Long Duration Fund) | Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.99%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class B
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.06%	[77]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.81%	[77]
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.35%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[4]	Total Annual Fund Operating Expenses excluding interest expense is 0.65%, 0.75%, 0.90% and 1.05% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[5]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.
[6]	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.
[7]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[8]	Total Annual Fund Operating Expenses excluding interest expense is 0.475%, 0.575% and 0.725% for Institutional Class, Class P and Administrative Class shares, respectively.
[9]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.85% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[10]	PIMCO has contractually agreed, through July 31, 2014, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[11]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.70% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[12]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[13]	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.00%, 1.15% and 1.30% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[14]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[15]	Total Annual Fund Operating Expenses excluding interest expense is 1.05% and 1.80% for Class A and Class C shares, respectively.
[16]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60% and 1.10% for Class A, Class C and Class R shares, respectively.
[17]	Total Annual Fund Operating Expenses excluding interest expense is 0.825%, 1.575% and 1.575% for Class A, Class B and Class C shares, respectively.
[18]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60%, 1.35% and 1.10% for Class A, Class B, Class C and Class R shares, respectively.
[19]	Total Annual Fund Operating Expenses excluding interest expense is 0.70%, 1.45%, 1.00% and 0.95% for Class A, Class B, Class C and Class R shares, respectively.
[20]	Total Annual Fund Operating Expenses excluding interest expense is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.
[21]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[22]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[23]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 0.945%, 1.045%, 1.195% and 1.345% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[24]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[25]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.875%, 0.975%, 1.125% and 1.275% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[26]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[27]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.66%, 1.76%, 1.91% and 2.06% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[28]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[29]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.63%, 1.73%, 1.88% and 2.03% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[30]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[31]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[32]	Total Annual Fund Operating Expenses excluding interest expense is 0.87%, 0.97%, 1.12% and 1.32% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[33]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[34]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 0.74%, 0.84%, 0.99% and 1.19% for Institutional Class, Class P, Administrative Class and Class D, respectively.
[35]	Total Annual Fund Operating Expenses excluding interest expense is 0.89%, 0.99%, 1.14% and 1.29% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[36]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[37]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[38]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[39]	PIMCO has contractually agreed, through July 13, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[40]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[41]	Total Annual Fund Operating Expenses excluding interest expense is 0.75%, 0.85%, 1.00% and 1.15% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[42]	Total Annual Fund Operating Expenses excluding interest expense is 0.55%, 0.65% and 0.80% for Institutional Class, Class P and Administrative Class shares, respectively.
[43]	Total Annual Fund Operating Expenses excluding interest expense is 0.74%, 0.84%, 0.99% and 1.14% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[44]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[45]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.18%, 1.28%, 1.43% and 1.68% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[46]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[47]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.19%, 1.29%, 1.44% and 1.69% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[48]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.24%, 1.34%, 1.49% and 1.74% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[49]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.25%, 1.35%, 1.50% and 1.75% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[50]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[51]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.29%, 1.39%, 1.54% and 1.79% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[52]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.33%, 1.43%, 1.58% and 1.83% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[53]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[54]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.36%, 1.46%, 1.61% and 1.86% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[55]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.35%, 1.45%, 1.60% and 1.85% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[56]	Total Annual Fund Operating Expenses excluding interest expense is 0.64%, 0.74%, 0.89% and 1.04% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[57]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.445%, 2.195%, 2.195%, and 1.695% for Class A, Class B, Class C and Class R shares, respectively.
[58]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.375%, 2.125%, 2.125% and 1.625% for Class A, Class B, Class C and Class R shares, respectively.
[59]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.11% and 2.86% for Class A and Class C shares, respectively.
[60]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 2.08% and 2.83% for Class A and Class C shares, respectively.
[61]	Total Annual Fund Operating Expenses excluding interest expense is 1.32%, 2.07%, 2.07% and 1.57% for Class A, Class B, Class C and Class R shares, respectively.
[62]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 1.19%, 1.94%, 1.94% and 1.44% for Class A, Class B, Class C and Class R, respectively.
[63]	Total Annual Fund Operating Expenses excluding interest expense is 1.29% and 2.04% for Class A and Class C shares, respectively.
[64]	Total Annual Fund Operating Expenses excluding interest expense is 1.15%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively.
[65]	Total Annual Fund Operating Expenses excluding interest expense is 1.14%, 1.89% and 1.89% for Class A, Class B and Class C shares, respectively.
[66]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.68%, 2.43% and 1.93% for the Class A, Class C and Class R shares, respectively.
[67]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.
[68]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.69%, 2.44% and 1.94% for the Class A, Class C and Class R shares, respectively.
[69]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.74%, 2.49% and 1.99% for the Class A, Class C and Class R shares, respectively.
[70]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.75%, 2.50% and 2.00% for the Class A, Class C and Class R shares, respectively.
[71]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.
[72]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.79%, 2.54% and 2.04% for the Class A, Class C and Class R shares, respectively.
[73]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.83%, 2.58% and 2.08% for the Class A, Class C and Class R shares, respectively.
[74]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.
[75]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.86%, 2.61% and 2.11% for the Class A, Class C and Class R shares, respectively.
[76]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.85%, 2.60% and 2.10% for the Class A, Class C and Class R shares, respectively.
[77]	Total Annual Fund Operating Expenses excluding interest expense is 1.04% and 1.79% for Class A and Class C shares, respectively.